Schedule of related party transactions (Details) - Sino Dynamic Solutions Limited [Member] - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Purchase of intangible assets	$ 403,168		$ 1,439,045
Support and maintenance costs	$ 134,957	$ 230,066	$ 606,857	$ 689,184
Seamless Group Inc [Member]
Defined Benefit Plan Disclosure [Line Items]
Purchase of intangible assets					$ 2,551,184
Support and maintenance costs					$ 919,654	$ 919,404